Principal accounting policies - Lease accounting (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Lease liabilities	$ 3,604
ROU assets	$ 3,834	$ 3,421
ASC 842
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Lease liabilities			$ 2,634
ROU assets			$ 2,634